Fair Value, Assets and Liabilities, Valuation Techniques - Recurring Basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / loan	Dec. 31, 2020 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,920	$ 6,125
Fair value, recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	15,895	18,806
Fair Value Disclosures, Textual [Abstract]
Total assets prior to derivative netting	380,249	419,955
Total liabilities prior to derivative netting	(66,641)	(80,506)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	1,033	1,234
Insignificant Level 3 assets, net of liabilities	9	44
Assets, fair value disclosure, net of liabilities	16,993	19,930
Fair Value Disclosures, Textual [Abstract]
Total assets prior to derivative netting	19,583	21,934
Total liabilities prior to derivative netting	(2,590)	(2,004)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	136	2,126
Loans held for sale	1,033	1,234
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 11	$ 759
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.004	0.004
Loans held for sale, measurement input	0.016	0.013
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.125	0.147
Loans held for sale, measurement input	0.119	0.120
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.055	0.036
Loans held for sale, measurement input	0.051	0.045
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 280	$ 173
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	(0.302)	(0.398)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.192	0.003
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	(0.046)	(0.084)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.292	0.316
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.012	0.017
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.469	0.323
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.154	0.184
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.075	0.083
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.182	0.236
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.131	0.151
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities		$ 109
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input		7.2
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input		12.1
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input		8.0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 87	$ 206
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.050	0.060
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.021	0.017
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.028	0.028
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.220	0.220
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.187	0.182
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 40	$ 240
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.010	0.010
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.168	0.288
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.00748)	(0.00516)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.01460	0.02680
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.00509	0.00655
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ 253	$ 220
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (682)	$ (534)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	6 months	6 months
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	2 years	2 years
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year 1 month 6 days	1 year
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.102)	(0.086)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.097)	(0.082)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.770)	(0.770)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.232	0.248
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.065	0.065
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.720	0.966
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.291	0.264
Fair value, recurring [Member] | Non modified loans [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	54	63
Fair value, recurring [Member] | Non modified loans [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	199	252
Fair value, recurring [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,920	$ 6,125
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	6,920	6,125
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 6,920	$ 6,125
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.058	0.049
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.088	0.083
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.064	0.058
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	54	63
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	585	712
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	106	130
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.125	0.143
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.211	0.228
Fair value, recurring [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.147	0.199
Fair value, recurring [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 8,963	$ 9,259
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	8,906	9,228
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 8,906	$ 9,228
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.216)	(0.203)
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.077)	(0.032)
Fair value, recurring [Member] | Nonmarketable equity securities [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.155)	(0.138)